GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 2.7%
-------------------------------------------------------------------------
General Motors Corp., Class H(1)              100,000       $  5,150,000
Is the telecommunications and space
subsidiary of automaker General Motors.
-------------------------------------------------------------------------
                                                            $  5,150,000
-------------------------------------------------------------------------
Auto and Parts -- 1.5%
-------------------------------------------------------------------------
Magna International, Inc., Class A             60,000       $  2,981,250
Based in Canada, Magna International is
a diversified supplier of advanced
automotive systems.
-------------------------------------------------------------------------
                                                            $  2,981,250
-------------------------------------------------------------------------
Banks - International -- 0.4%
-------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones         30,000       $    787,500
This specialized multinational bank,
based in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member
countries in Latin America and the
Caribbean.
-------------------------------------------------------------------------
                                                            $    787,500
-------------------------------------------------------------------------
Banks - Regional -- 2.5%
-------------------------------------------------------------------------
Wells Fargo & Co.                             120,000       $  4,777,500
One of the nation's leading bank holding
companies.
-------------------------------------------------------------------------
                                                            $  4,777,500
-------------------------------------------------------------------------
Beverages -- 4.4%
-------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      60,000       $  4,620,000
Produces and distributes beer under
brand names such as Budweiser, Michelob,
and Busch.
PepsiCo, Inc.                                 115,000          3,924,375
One of the world's two leading soft
drink makers.
-------------------------------------------------------------------------
                                                            $  8,544,375
-------------------------------------------------------------------------
Broadcasting and Cable -- 3.6%
-------------------------------------------------------------------------
MediaOne Group, Inc.(1)                        50,000       $  3,287,500
Engaged in cable and telecommunications
network operations, wireless
communications, and multimedia content
and service operations.
Young Broadcasting Corp.(1)                    60,900       $  3,665,419
Owns and operates television stations in
geographically diverse markets and is a
national television sales representative
firm.
-------------------------------------------------------------------------
                                                            $  6,952,919
-------------------------------------------------------------------------
                                          SHARES            VALUE
-------------------------------------------------------------------------
Chemicals -- 1.2%
-------------------------------------------------------------------------
Praxair, Inc.                                  50,000       $  2,350,000
The largest producer of industrial gases
in North and South America.
-------------------------------------------------------------------------
                                                            $  2,350,000
-------------------------------------------------------------------------
Communications Services -- 4.8%
-------------------------------------------------------------------------
Ameritech Corp.                                60,000       $  3,787,500
Provides a variety of communications
services, including local and long
distance telephone, cellular, paging,
Internet access, security monitoring,
and cable TV.
GTE Corp.                                      80,000          5,490,000
Telecommunications company that provides
local telephone and wireless services in
29 states and long distance service and
Internet access in all 50 states.
-------------------------------------------------------------------------
                                                            $  9,277,500
-------------------------------------------------------------------------
Drugs -- 13.8%
-------------------------------------------------------------------------
American Home Products Corp.                  100,000       $  4,150,000
Discovers, develops, manufactures,
distributes, and sells pharmaceuticals,
consumer health care products, and
agricultural products.
Elan Corp., PLC ADR(1)                        150,000          4,809,375
Develops drug delivery systems designed
to improve and control the absorption
and utilization of pharmaceutical
compounds.
Pfizer, Inc.                                  150,000          5,662,500
A large international pharmaceutical
manufacturer with important positions in
hospital products and animal health.
Sepracor, Inc.(1)                             100,000          7,487,499
Develops and markets drugs designed to
be safer, purer, and more effective
versions of existing pharmaceuticals.
Warner-Lambert Co.                             70,000          4,637,500
Manufactures and markets drugs, health
care products, and confectionery.
-------------------------------------------------------------------------
                                                            $ 26,746,874
-------------------------------------------------------------------------
Electronics - Semiconductors -- 2.5%
-------------------------------------------------------------------------
Intel Corp.                                    60,000       $  4,931,250
A manufacturer of semiconductors and
other microcomputer components which
comprise the heart of the personal
computer.
-------------------------------------------------------------------------
                                                            $  4,931,250
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Financial - Miscellaneous -- 6.9%
-------------------------------------------------------------------------
Associates First Capital Corp.                170,000       $  5,833,125
Provides finance, leasing, and related
services to individual consumers and
businesses in the United States and
internationally.
Federal National Mortgage Association          35,000          2,174,375
U.S. Government sponsored mortgage
lender and provider of secondary
mortgage market.
MBNA Corp.                                     40,625          1,002,930
Dominant issuer of MasterCard/Visa
credit cards to affinity groups.
MGIC Investment Corp.                         100,000          4,343,750
The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
-------------------------------------------------------------------------
                                                            $ 13,354,180
-------------------------------------------------------------------------
Foods -- 2.2%
-------------------------------------------------------------------------
Tyson Foods, Inc.                             264,600       $  4,250,138
The nation's top poultry processor,
Tyson Foods operates food production and
distribution facilities in 22 states and
18 countries.
-------------------------------------------------------------------------
                                                            $  4,250,138
-------------------------------------------------------------------------
Health Services -- 1.0%
-------------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                    250,000       $  2,000,000
Acquires and manages general acute care
and psychiatric hospitals in rural
areas.
-------------------------------------------------------------------------
                                                            $  2,000,000
-------------------------------------------------------------------------
Household Products -- 2.2%
-------------------------------------------------------------------------
Unilever ADR                                   60,714       $  4,181,677
Manufactures branded and packaged
consumer goods including food,
detergents and personal care products.
-------------------------------------------------------------------------
                                                            $  4,181,677
-------------------------------------------------------------------------
Information Services -- 4.4%
-------------------------------------------------------------------------
Automatic Data Processing, Inc.                80,000       $  3,145,000
The leading independent computing and
payroll processing services firm in the
U.S.
Reynolds & Reynolds, Inc., Class A            250,000          5,468,750
Produces general business forms and
provides computer software and services.
-------------------------------------------------------------------------
                                                            $  8,613,750
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------
Insurance -- 6.6%
-------------------------------------------------------------------------
American International Group, Inc.             62,218       $  5,766,831
One of the world's leading insurance
companies, operating in 130 countries.
Berkshire Hathaway, Inc., Class B(1)            1,575          3,154,725
Holding company owning subsidiaries in a
variety of business sectors.
Mutual Risk Management Ltd.                   139,600          3,839,000
Provides risk management services to
clients seeking an alternative to
traditional commercial insurance,
particularly for workers' compensation.
-------------------------------------------------------------------------
                                                            $ 12,760,556
-------------------------------------------------------------------------
Investment Services -- 1.8%
-------------------------------------------------------------------------
Franklin Resources, Inc.                      100,000       $  3,593,750
Provides investment management and
related services to a family of equity
and fixed income mutual funds.
-------------------------------------------------------------------------
                                                            $  3,593,750
-------------------------------------------------------------------------
Medical Products -- 3.0%
-------------------------------------------------------------------------
Medtronic, Inc.                                74,321       $  5,815,618
A medical technology company which
provides therapeutic, diagnostic, and
monitoring products for cardiac rhythm
management, other cardiovascular, and
neurological markets.
-------------------------------------------------------------------------
                                                            $  5,815,618
-------------------------------------------------------------------------
Metals and Minerals -- 2.1%
-------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.          100,000       $  1,437,500
Operator of third largest copper mine in
the world with world's largest gold
reserves.
Steel Dynamics Corp.(1)                       150,000          2,700,000
Owns and operates a steel minimill that
produces thin-slab/flat-rolled steel.
-------------------------------------------------------------------------
                                                            $  4,137,500
-------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
-------------------------------------------------------------------------
Precision Drilling Corp.(1)                   200,000       $  4,550,000
Provides land drilling services and
integrated oilfield and industrial
contract services.
-------------------------------------------------------------------------
                                                            $  4,550,000
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.5%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                      140,000       $  4,760,000
Leading independent natural gas and
crude oil production company.
-------------------------------------------------------------------------
                                                            $  4,760,000
-------------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-------------------------------------------------------------------------
Longview Fibre Co.                            285,500       $  3,693,656
A forest products company that produces
lumber, paper, and containers.
-------------------------------------------------------------------------
                                                            $  3,693,656
-------------------------------------------------------------------------
Printing and Business Products -- 2.7%
-------------------------------------------------------------------------
Valassis Communications, Inc.(1)              120,000       $  5,250,000
A print media company in the field of
sales promotion, generating most of its
revenues by printing and publishing
cents-off coupons and other consumer
purchase incentives primarily for
package goods manufacturers.
-------------------------------------------------------------------------
                                                            $  5,250,000
-------------------------------------------------------------------------
Publishing -- 4.0%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A             100,000       $  4,231,250
Publishes the Arizona Republic, the
Arizona Business Gazette, the
Indianapolis Star, the Indianapolis
News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)              67,000          3,463,063
Supplies informational products and
services for businesses, education and
industry through a broad range of media.
-------------------------------------------------------------------------
                                                            $  7,694,313
-------------------------------------------------------------------------
Retail - Food and Drug -- 5.5%
-------------------------------------------------------------------------
CVS Corp.                                     100,000       $  4,168,750
The largest drugstore chain in the
Northeast.
Safeway, Inc.(1)                              140,000          6,518,750
The nation's second-largest food
retailer with over 1,350 stores located
in the western regions of the U.S. and
Canada.
-------------------------------------------------------------------------
                                                            $ 10,687,500
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------

Retail - Specialty and Apparel -- 7.1%
-------------------------------------------------------------------------
AutoNation, Inc.(1)                           280,000       $  3,622,500
Retails automobiles across the United
States.
Circuit City Stores, Inc.                     120,000          5,160,000
Specialty retailer of brandname consumer
electronics and major appliances.
Home Depot, Inc. (The)                         80,000          4,890,000
A chain of do-it-yourself warehouse
style stores.
-------------------------------------------------------------------------
                                                            $ 13,672,500
-------------------------------------------------------------------------
Specialty Chemicals and Materials -- 4.8%
-------------------------------------------------------------------------
Corning, Inc.                                  55,000       $  3,657,500
One of the world's leading producers of
fiber-optic cable, a product it invented
more than 20 years ago.
Millipore Corp.                               150,000          5,662,500
Products use membrane separations
technology to analyze and purify fluids
for a variety of high tech industries.
-------------------------------------------------------------------------
                                                            $  9,320,000
-------------------------------------------------------------------------
Total Common Stocks
   (identified cost $138,092,219)                           $190,834,306
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.5%

                                          PRINCIPAL
                                          AMOUNT
                                          (000 OMITTED)     VALUE
-------------------------------------------------------------------------
GE Capital Corp., 5.56%, 9/1/99           $     2,825       $  2,825,000
-------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $2,825,000)                              $  2,825,000
-------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $140,917,219)                           $193,659,306
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                      $    164,721
-------------------------------------------------------------------------
Net Assets -- 100%                                          $193,824,027
-------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments, at value (identified cost, $140,917,219)                             $ 193,659,306
Cash                                                                                        686
Dividends receivable                                                                    183,689
Tax reclaim receivable                                                                    1,500
Prepaid Trustees fees                                                                     1,008
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $ 193,846,189
-----------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------
Accrued expenses                                                                  $      22,162
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $      22,162
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $ 193,824,027
-----------------------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                           $ 141,081,940
Net unrealized appreciation (computed on the basis of identified cost)               52,742,087
-----------------------------------------------------------------------------------------------
TOTAL                                                                             $ 193,824,027
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $90,897)                               $  1,975,609
Interest                                       304,934
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  2,280,543
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,283,177
Trustees fees and expenses                      18,040
Custodian fee                                  118,278
Legal and accounting services                   37,012
Amortization of organization expenses            2,934
Miscellaneous                                    5,972
------------------------------------------------------
TOTAL EXPENSES                            $  1,465,413
------------------------------------------------------

NET INVESTMENT INCOME                     $    815,130
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,475,018
------------------------------------------------------
NET REALIZED GAIN                         $  6,475,018
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 31,511,271
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 31,511,271
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 37,986,289
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 38,801,419
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSET

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------------------
From operations --
   Net investment income                    $      815,130     $    1,492,195
   Net realized gain                             6,475,018         43,962,949
   Net change in unrealized appreciation
      (depreciation)                            31,511,271        (41,647,497)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   38,801,419     $    3,807,647
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                            $   15,501,714     $   18,483,169
   Withdrawals                                 (40,737,098)       (21,817,570)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $  (25,235,384)    $   (3,334,401)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $   13,566,035     $      473,246
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                        $  180,257,992     $  179,784,746
-----------------------------------------------------------------------------
AT END OF YEAR                              $  193,824,027     $  180,257,992
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses                            0.71%       0.71%       0.72%       0.72%       0.73%
Net investment income               0.40%       0.73%       0.48%       0.73%       0.67%
Portfolio Turnover                    34%         55%         28%         62%         84%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $193,824    $180,258    $179,785    $146,732    $134,003
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 1999, the fee amounted to $1,283,177. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $67,777,037 and $81,742,250, respectively, for the year ended August 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 140,917,219
-------------------------------------------------------
Gross unrealized appreciation             $  64,861,930
Gross unrealized depreciation               (12,119,843)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  52,742,087
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1999.

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 1, 1999

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant